Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Financial Instruments
Long-term debt, excluding current portion	$ 16,056	$ 17,989
Fair Value
Financial Instruments
Long-term debt, excluding current portion	$ 17,601	$ 20,496